Share-based payments - Valuation Assumptions (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Long Term Incentive Plan | Total Company
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility (%)	23.00%	25.00%
Average expected term to exercise (years)	3 years	3 years
Risk-free rate (%)	4.20%	4.00%
Expected dividend yield (%)	7.50%	9.80%
Share price at date of grant (in £ per share)	£ 31.79	£ 23.84
Long Term Incentive Plan | Total Company | Bottom of range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value at grant date (in £ per share)	£ 23.44	£ 15.92
Long Term Incentive Plan | Total Company | Top of range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value at grant date (in £ per share)	25.37	17.75
Long Term Incentive Plan | Management Board | Bottom of range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value at grant date (in £ per share)	20.61	13.38
Long Term Incentive Plan | Management Board | Top of range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value at grant date (in £ per share)	£ 25.37	£ 17.75
Deferred Share Bonus Scheme (DSBS) | Total Company
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility (%)	23.00%	25.00%
Average expected term to exercise (years)	3 years	3 years
Risk-free rate (%)	4.20%	4.00%
Expected dividend yield (%)	7.50%	9.80%
Share price at date of grant (in £ per share)	£ 31.79	£ 23.84
Fair value at grant date (in £ per share)	£ 25.37	£ 17.75
Deferred Share Bonus Scheme (DSBS) | Management Board
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value at grant date (in £ per share)	£ 25.37	£ 17.75